COMMITMENTS AND CONTINGENT LIABILITIES - Other Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Bank guarantee	$ 2,595
Agreements With Suppliers To Purchase Licenses And Hosting Services
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-cancelable obligations	$ 342,548